Pension And Other Postretirement Benefits (Schedule Of Pension Amounts Recognized In The Balance Sheet) (Details) (Pension Benefits [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ 0	$ 0
Noncurrent liability	(8,009,127)	(13,241,529)
Net amount recognized	$ (8,009,127)	$ (13,241,529)